INCOME TAXESs (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Tax Carryforwards And Deductions Expiration Period One [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan. 01, 2017
Last year In Period	Dec. 31, 2019
Tax effect of unspecified carryforward losses and deductions	$ 163
Tax Carryforwards And Deductions Expiration Period Two [Member]
Other Tax Carryforward [Line Items]
First year in period	Jan. 01, 2020
Last year In Period	Dec. 31, 2026
Tax effect of unspecified carryforward losses and deductions	$ 551
Tax Carryforwards And Deductions No Expiration [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	176
Tax Carryforwards And Deductions Indefinite [Member]
Other Tax Carryforward [Line Items]
Tax effect of unspecified carryforward losses and deductions	$ 1,055